Recent Accounting Pronouncements and Changes to Accounting Policies - Summary of Impacts of Adopting IFRS 16 in Consolidated Statement of Financial Position (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Current
Trade and other receivables	$ 817.7		$ 878.1
Prepaid expenses	42.9		56.8
Other assets	18.1		23.2
Non-current
Lease assets	558.5
Intangible assets	219.6		247.7
Other assets	198.3		175.5
Total increase in assets	4,561.5		4,009.9
Current
Trade and other payables	576.4		567.2
Lease liabilities	99.9
Provisions	23.9		42.4
Other liabilities	12.1		23.2
Non-current
Lease liabilities	589.0
Provisions	89.1		78.2
Deferred tax liabilities	73.2		54.3
Other liabilities	16.0		105.4
Shareholders' equity
Retained earnings	917.7		851.2
Total increase in liabilities and equity	$ 4,561.5		4,009.9
After IFRS 16 [member]
Current
Trade and other receivables		$ 828.1
Prepaid expenses		43.9
Other assets		24.3
Non-current
Lease assets		561.8
Intangible assets		242.0
Other assets		178.2
Current
Trade and other payables		566.9
Lease liabilities		44.8
Provisions		41.7
Other liabilities		5.0
Non-current
Lease liabilities		600.2
Provisions		86.6
Deferred tax liabilities		42.8
Other liabilities		10.9
Shareholders' equity
Retained earnings		820.0
Previously stated [member]
Current
Trade and other receivables		878.1
Prepaid expenses		56.8
Other assets		23.2
Non-current
Intangible assets		247.7	247.7
Other assets		175.5
Current
Trade and other payables		567.2
Provisions		42.4
Other liabilities		23.2
Non-current
Provisions		78.2
Deferred tax liabilities		54.3
Other liabilities		105.4
Shareholders' equity
Retained earnings		851.2
Increase (decrease) due to changes in accounting policy required by IFRS [member]
Current
Trade and other receivables		(50.0)
Prepaid expenses		(12.9)
Other assets		1.1
Non-current
Lease assets		561.8
Intangible assets		(5.7)	$ (5.7)
Other assets		2.7
Total increase in assets		497.0
Current
Trade and other payables		(0.3)
Lease liabilities		44.8
Provisions		(0.7)
Other liabilities		(18.2)
Non-current
Lease liabilities		600.2
Provisions		8.4
Deferred tax liabilities		(11.5)
Other liabilities		(94.5)
Shareholders' equity
Retained earnings		(31.2)
Total increase in liabilities and equity		$ 497.0